Shareholders equity - Dividends and reserve calculations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Minimum Annual Dividend As A Percent Of Adjusted Net Income	25.00%
Minimum Annual Dividend As A Percentage Of Consolidated Operating Cash Generation	10.00%
Accounting EBITDA		R$ 19,537,398
Non-Recurring and Non-Cash Items		(1,264,428)
Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization		18,272,970
Reserves for Capital Expenditures		(6,706,367)
Gross Cash from Operations		11,566,603
Minimum mandatory dividends of the Bylaws		1,156,660
Interim Dividends Declared		1,500,000
Withholding income tax		(190,119)
Interest on own capital distributed in excess		R$ (153,221)
Additional proposed dividend			R$ (93,633)